Equity Investments	12 Months Ended
Dec. 31, 2016
Equity Method Investments and Joint Ventures [Abstract]
Equity Investments

9. Equity Investments

The carrying value of our equity investments in domestic and foreign companies was $663.4 million at December 31, 2016 ($746.6 million at December 31, 2015), and is recorded in other assets in the consolidated balance sheets.

DUFERDOFIN NUCOR

Nucor owns a 50% economic and voting interest in Duferdofin Nucor S.r.l. (Duferdofin Nucor), an Italian steel manufacturer, and accounts for the investment (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members.

Nucor’s investment in Duferdofin Nucor at December 31, 2016, was $256.6 million ($258.2 million at December 31, 2015). Nucor’s 50% share of the total net assets of Duferdofin Nucor was $102.0 million at December 31, 2016, resulting in a basis difference of $154.6 million due to the step-up to fair value of certain assets and liabilities attributable to Duferdofin Nucor as well as the identification of goodwill ($81.2 million) and finite-lived intangible assets. This basis difference, excluding the portion attributable to goodwill, is being amortized based on the remaining estimated useful lives of the various underlying net assets, as appropriate. Amortization expense associated with the fair value step-up was $8.8 million in 2016 ($8.8 million in 2015 and $10.5 million in 2014).

As of December 31, 2016, Nucor had outstanding notes receivable of €35.0 million ($36.9 million) from Duferdofin Nucor (€35.0 million, or $38.2 million, as of December 31, 2015). The notes receivable bear interest at 0.94% and will reset annually on September 30 to the twelve-month Euro Interbank Offered Rate (Euribor) plus 1% per year. The principal amounts are due on January 31, 2019. As of December 31, 2016 and December 31, 2015, the notes receivable were classified in other assets in the consolidated balance sheets.

Nucor has issued a guarantee, the fair value of which is immaterial, for its ownership percentage (50%) of Duferdofin Nucor’s borrowings under Facility A of a Structured Trade Finance Facilities Agreement (Facility A). The maximum amount Duferdofin Nucor could borrow under Facility A was €122.5 million ($129.1 million) at December 31, 2016. As of December 31, 2016, there was €107.0 million ($112.7 million) outstanding under that facility (€119.0 million, or $129.8 million, at December 31, 2015). Facility A was amended in 2015 to extend the maturity date to October 12, 2018. If Duferdofin Nucor fails to pay when due any amounts for which it is obligated under Facility A, Nucor could be required to pay 50% of such amounts pursuant to and in accordance with the terms of its guarantee. Any indebtedness of Duferdofin Nucor to Nucor is effectively subordinated to the indebtedness of Duferdofin Nucor under Facility A. Nucor has not recorded any liability associated with this guarantee.

NUMIT

Nucor has a 50% economic and voting interest in NuMit LLC (NuMit). NuMit owns 100% of the equity interest in Steel Technologies LLC, an operator of 25 sheet processing facilities located throughout the United States, Canada and Mexico. Nucor accounts for the investment in NuMit (on a one-month lag basis) under the equity method, as control and risk of loss are shared equally between the members. Nucor’s investment in NuMit at December 31, 2016 was $325.1 million ($314.5 million as of December 31, 2015). Nucor received distributions of $38.6 million, $13.1 million, and $52.7 million from NuMit during 2016, 2015, and 2014, respectively.

HUNTER RIDGE

In the third quarter of 2016, Nucor sold its 50% economic and voting interest in Hunter Ridge Energy Services LLC (Hunter Ridge) for $135.0 million. Hunter Ridge provides services for the gathering, separation and compression of energy products, including natural gas produced by some of Nucor’s natural gas wells. Nucor accounted for the investment in Hunter Ridge (on a one-month lag basis) under the equity method, as control and risk of loss were shared equally between the members. Nucor’s investment in Hunter Ridge at the date of sale was $133.3 million ($135.9 million at December 31, 2015).

ALL EQUITY INVESTMENTS

Nucor reviews its equity investments for impairment if and when circumstances indicate that a decline in value below their carrying amounts may have occurred. In the fourth quarter of 2015, Nucor assessed its equity investment in Duferdofin Nucor for impairment due to the protracted challenging steel market conditions caused by excess global overcapacity, which increased in 2015, and the difficult economic environment in Europe. After completing its assessment, the Company determined that the carrying amount exceeded its estimated fair value. The impairment condition was considered to be other than temporary and, as a result, the Company recorded a $153.0 million impairment charge against the Company’s investment in Duferdofin Nucor in the fourth quarter of 2015. While the operating performance of Duferdofin Nucor showed meaningful improvement in 2016, steel market conditions in Europe have continued to be challenging. Therefore, it is reasonably possible that material deviation of future performance from the estimates used in our most recent valuation could result in further impairment of our investment in Duferdofin Nucor. We will continue to monitor for potential triggering events that could affect the carrying value of our investment in Duferdofin Nucor as a result of future market conditions and any changes in our business strategy.